Loss per share - Earning per share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Net loss attributable to equity holders of the Company	¥ 252,310	¥ 82,182
Weighted average number of ordinary shares in issue	5,000	1,470
Basic loss per share (RMB per share)	¥ 50,462	¥ 55,906